Consolidated Statements of Profit or Loss and Other Comprehensive Income - DKK (kr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue	kr 36,193,000	kr 0	kr 0
Research and development expenses	(329,980,000)	(361,284,000)	(285,413,000)
General and administrative expenses	(339,516,000)	(247,250,000)	(50,541,000)
Operating loss	(633,303,000)	(608,534,000)	(335,954,000)
Financial income	12,432,000	2,444,000	316,000
Financial expenses	(10,609,000)	(29,071,000)	(7,359,000)
Loss before tax	(631,480,000)	(635,161,000)	(342,997,000)
Income tax benefit	4,941,000	1,915,000	5,500,000
Net loss for the year	(626,539,000)	(633,246,000)	(337,497,000)
Items that will be reclassified subsequently to the Statement of Profit or Loss:
Exchange difference from translation of foreign operations	(302,000)	605,000	67,000
Total comprehensive loss	kr (626,841,000)	kr (632,641,000)	kr (337,430,000)
Weighted-average shares outstanding	34,924,702	28,366,469	20,024,692
Loss per share, basic and diluted (DKK)	kr (17.94)	kr (22.32)	kr (16.85)